SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2021 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2025	2024	2023
Expected dividend yield	2.50%	2.50%	2.50%
Expected stock price volatility	59.67%	60.00%	58.67%
Risk-free interest rate	3.97%	4.36%	3.39%
Expected term (years)	5.1	5.1	5.1

Impact of Share Options and Restricted Shares
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2025	2024	2023
Share-based compensation expenses:

2011 Share Incentive Plan	$—	$1,883	$10,343

2021 Share Incentive Plan	30,309	26,620	26,092

Total share-based compensation expenses	30,309	28,503	36,435

Less: Share-based compensation expenses capitalized in property and equipment	(1,039)	(1,135)	(962)

Share-based compensation expenses recognized in general and administrative expenses	$29,270	$27,368	$35,473

2011 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2025, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	2,295,633	$5.72
Expired	(198,411)	5.79

Outstanding as of December 31, 2025	2,097,222	$5.71	3.63	$—

Fully vested and exercisable as of December 31, 2025	2,097,222	$5.71	3.63	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Proceeds from the exercise of share options	$—	$—	$58

Intrinsic value of share options exercised	$—	$—	$7

Summary of Restricted Shares Activity
The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Grant date fair value of restricted shares vested	$—	$12,359	$28,638

2021 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2021 Share Incentive Plan for the year ended December 31, 2025, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	7,190,658	$2.52
Granted	1,566,207	1.78
Exercised	(276,588)	2.47
Forfeited	(1,714,788)	2.47

Outstanding as of December 31, 2025	6,765,489	$2.36	7.51	$1,358

Fully vested and expected to vest as of December 31, 2025	6,765,489	$2.36	7.51	$1,358

Exercisable as of December 31, 2025	3,712,434	$2.52	6.62	$172

The following information is provided for share options under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Weighted average grant date fair value	$0.81	$1.16	$1.82

Proceeds from the exercise of share options	$682	$—	$168

Intrinsic value of share options exercised	$182	$—	$120

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2021 Share Incentive Plan for the year ended December 31, 2025, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	20,253,867	$2.83
Granted	19,717,509	1.78
Vested	(10,364,457)	2.82
Forfeited	(829,515)	2.14

Unvested as of December 31, 2025	28,777,404	$2.14

The following information is provided for restricted shares under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Weighted average grant date fair value	$1.78	$2.49	$4.12

Grant date fair value of restricted shares vested	$29,220	$24,996	$36,732